STOCK-BASED COMPENSATION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
SCHEDULE OF OPTION ACTIVITY AND RELATED INFORMATION

A summary of the Company’s option activity and related information follows:

	Number of Options	Weighted-Average Exercise Price	Weighted-Average Grant Date Fair Value	Weighted-Average Remaining Contractual Life (in years)	Aggregate intrinsic value

Balances, January 1, 2024	2,364,787	$2.69	$1.57	7.60	$60
Options granted	-	-	-		-
Options forfeited	(49,488)	3.11	1.77		-
Options exercised	-	-	-		-
Balances, March 31, 2024	2,315,299	$2.68	$1.56	6.42	$60

At March 31, 2024
Vested and Exercisable	1,651,913	$2.46		6.34	$60
Vested and expected to vest	2,315,299	$2.68		6.42	$60

A summary of the Company’s option activity and related information follows:

	Number of Options (1)	Weighted-Average Exercise Price	Weighted-Average Grant Date Fair Value	Weighted- Average Remaining Contractual Life (in years)	Aggregate intrinsic value
Balances, January 1, 2022	3,690,955	$1.98	$1.38	8.52	$6,550
Options granted	572,428	3.46	1.57		-
Options forfeited	(39,074)	3.13	1.73		-
Options exercised	(581,351)	1.16	0.89		-
Balances, December 31, 2022	3,642,958	$2.02	$1.21	7.90	$35,898

Balances, January 1, 2023	3,642,958	$2.02	$1.21	7.90	$35,898
Options granted	143,607	7.50	3.82		632
Options forfeited	(504,116)	2.95	1.63		439
Options exercised	(917,662)	0.64	1.28		585
Balances, December 31, 2023	2,364,787	$2.69	$1.57	7.60	$60

At December 31, 2023
Vested and Exercisable	1,530,078	$2.43		7.44	$60
Vested and expected to vest	2,364,787	$2.69		7.60	$60

(1)	Number of options and weighted average exercise price prior to the merger has been adjusted to reflect the exchange of Legacy Dragonfly’s stock options for New Dragonfly stock options at an exchange ratio of approximately 1.182 as a result of the merger. See Note 3 for further information.

SCHEDULE OF VALUATION ASSUMPTIONS OF OPTIONS
	2023	2022
Weighted average fair value of options granted	$3.82	$1.57
Risk-free interest rate	4.20%	2.71%
Volatility	45.0%	45.0%
Expected life (years)	6.45	5.68
Dividend yield	0.00%	0.00%

SCHEDULE OF RESTRICTED STOCK UNITS ACTIVITY

The following table presents the restricted stock units activity for the three months ended March 31, 2024:

	Number of Shares	Weighted-Average Fair Market Value

Unvested shares, January 1, 2024	47,000	$2.69
Granted and unvested	220,000	0.43
Vested	(104,875)	2.34
Unvested shares, March 31, 2024	162,125	$0.97

There were no grants of restricted stock units prior to October 7, 2022. The following table presents the restricted stock units activity for the year ended December 31, 2023:

	Number of Shares	Weighted- Average Fair Market Value
Unvested shares at January 1, 2022	-	$-
Granted and unvested	180,000	14.00
Unvested shares, December 31, 2022	180,000	$14.00

Unvested shares, January 1, 2023	180,000	$14.00
Granted and unvested	508,998	7.06
Vested	(641,998)	9.32
Unvested shares, December 31, 2023	47,000	$2.69